Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Basic EPS - Net income (loss)	$ 733.7	$ 326.2
Basic EPS - (in shares)	191,100,000	190,300,000
Basic EPS (in dollars per share)	$ 3.84	$ 1.71
Effect of dilutive securities - (in shares)	400,000	400,000
Effect of dilutive securities - (in dollars per share)	(0.01)
Diluted EPS - Net income (loss)	$ 733.7	$ 326.2
Diluted EPS - (in shares)	191,500,000	190,700,000
Diluted EPS (in dollars per share)	$ 3.83	$ 1.71
Securities excluded from computation of diluted EPS (in shares)	61,594	6,034
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	4,700	3,534
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	66,794	66,996